Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables
Schedule of trade and other payables
	2024	2023
Domestic suppliers	338,028	243,186
Abroad suppliers	5,785	3,897
Advance from customers	5,807	2,220
Related parties (a)	106,083	89,594
Other accounts payable	5,629	15,101
Total	461,332	353,998

Current	445,804	353,998
Non-current	15,528	-

(a)	The outstanding balances relate to transactions in the ordinary course of business with the Company’s shareholder Twilio Inc. (note 28).